SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 664	$ 664
Less: Accumulated depreciation		(127)	(80)
Property and equipment, net	$ 418	537	584
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		50	50
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		11	11
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		535	535
Renovations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 68	$ 68